CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
CONDENSED CONSOLIDATED BALANCE SHEETS
Accumulated depreciation | $	$ 890,269	$ 840,429
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	24,789,312	24,789,312